Income taxes - Summary of Profit / (Loss) Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income taxes
Total loss before income taxes	¥ (64,554)	$ (9,093)	¥ (108,905)	¥ (140,552)
Cayman Islands
Income taxes
Total loss before income taxes	(16,192)	(2,282)	(21,516)	(23,555)
British Virgin Islands
Income taxes
Total loss before income taxes			(13)	(2)
Hong Kong
Income taxes
Total loss before income taxes	(1,982)	(279)	(2,540)	(1,564)
Singapore
Income taxes
Total loss before income taxes	96	14	34
China
Income taxes
Total loss before income taxes	¥ (46,476)	$ (6,546)	¥ (84,870)	¥ (115,431)